Other Assets (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Other Current Assets and Other Non-Current Assets
Other current assets and other
non-current
assets as of December 31, 2018 and 2019 are as follows:

(in millions of Won)	2018		2019
Current
Advance payment	￦	539,894	453,538
Prepaid expenses		123,770	145,834
Firm commitment asset		11,246	17,490
Others		9,553	14,315

		684,463	631,177

Non-current
Long-term advance payment		24,280	21,950
Long-term prepaid expenses		334,918	41,256
Others(*1)		149,566	262,036

	￦	508,764	325,242

(*1)
) As of December 31, 2018 and 2019 the Company recognized tax assets amounting to
￦
116,693 million and
￦
213,071 million, respectively, based on the Company’s best estimate of the income tax amounts to be refunded when the result of the Company’s appeal in connection with the additional income tax payment in prior years’ tax audits and claim for rectification are finalized.